Promissory Notes Payable (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Promissory Notes Payable Details
Balance owing, December 31, 2015	$ 45,449	$ 46,100
Less amounts due within one year	(45,449)	(41,456)
Promissory Note Payable		$ 4,644